DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048



                                              April 13, 1998



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Dean Witter California Tax-Free Income Fund
        File Nos. 2-91103 and 811-4020
        Rule 497(j) Filing

Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 6, 1998.


                                             Very truly yours,
                                               /s/  Ruth Rossi
                                                     Ruth Rossi
                                                    Assistant
Secretarycc: Randolph Koch, Esq.
      Barry Fink, Esq.
RR/gb